Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
Total revenue from services		$ 5,067,754
Total revenues		5,067,754
COST OF REVENUE:
Cost of revenue - services		(1,421,368)
Total cost of revenue		(1,421,368)
GROSS PROFIT		3,646,386
OPERATING EXPENSES:
General and administrative expenses		(2,175,028)	(9,953,175)	(472,422)
Total operating expenses		(2,175,028)	(9,953,175)	(472,422)
INCOME (LOSS) FROM OPERATIONS		1,471,358	(9,953,175)	(472,422)
OTHER (EXPENSES) INCOME:
Loss on disposal of subsidiaries		(225,328,551)
Interest and investment income (expense)		223,101	98,946	(64,402)
Other expense, net		(1,122)	(3,257)	(3,413)
Total other (expenses) income		(225,106,572)	95,689	(67,815)
LOSS BEFORE INCOME TAXES FROM CONTINUING OPERATIONS		(223,635,214)	(9,857,486)	(540,237)
INCOME TAX EXPENSES		(67,367)
NET LOSS FROM CONTINUING OPERATIONS		(223,702,581)	(9,857,486)	(540,237)
Net profit from discontinued operations		2,796,798	15,757,277	18,243,917
NET (LOSS) INCOME		(220,905,783)	5,899,791	17,703,680
Net profit attributable to non-controlling interests:
Discontinued operations		(3,306)	(112,375)	(125,942)
NET (LOSS) PROFIT ATTRIBUTABLE TO SHAREHOLDERS		(220,909,089)	5,787,416	17,577,738
Continuing operations		(223,702,581)	(9,857,486)	(540,237)
Discontinued operations		2,793,492	15,644,902	18,117,975
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation gains (losses)		17,491,144	(6,017,982)	(4,536,797)
COMPREHENSIVE (LOSS) INCOME		(203,417,945)	(230,566)	13,040,941
Comprehensive income (loss) attributable to non-controlling interests		(75)	1,595	65
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO SHAREHOLDERS		$ (203,418,020)	$ (228,971)	$ 13,041,006
BASIC AND DILUTED EARNINGS PER COMMON SHARE:
EARNINGS (LOSS) PER COMMON SHARE- BASIC (in Dollars per share)		$ (47.65)	$ 1.43	$ 4.46
EARNINGS (LOSS) PER COMMON SHARE- DILUTED (in Dollars per share)		$ (47.65)	$ 1.43	$ 4.46
Weighted average number of shares outstanding-basic (in Shares)	[1]	4,636,769	4,053,108	3,943,793
Weighted average number of shares outstanding-diluted (in Shares)	[1]	4,636,769	4,053,108	3,943,793
Small and Medium Enterprise Financing Solutions [Member]
REVENUES:
Total revenue from services		$ 3,000,000
Information Technology Services [Member]
REVENUES:
Total revenue from services		$ 2,067,754

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.